Exhibit 99
Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	January 2014
Payment Date	2/18/2014
Transaction Month	7
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,363,983,256.78	60,201	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	0.22000%	August 15, 2014
Class A-2 Notes	$414,000,000.00	0.550%	April 15, 2016
Class A-3 Notes	$420,200,000.00	0.820%	December 15, 2017
Class A-4 Notes	$100,930,000.00	1.250%	October 15, 2018
Class B Notes	$39,480,000.00	1.680%	November 15, 2018
Class C Notes	$26,320,000.00	1.910%	March 15, 2019
Class D Notes	$26,320,000.00	2.500%	January 15, 2020
Total	$1,342,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,915,527.20

Principal:
Principal Collections	$23,402,661.82
Prepayments in Full	$14,162,826.66
Liquidation Proceeds	$479,614.19
Recoveries	$8,733.04
Sub Total	$38,053,835.71
Collections	$41,969,362.91

Purchase Amounts:
Purchase Amounts Related to Principal	$62,074.93
Purchase Amounts Related to Interest	$475.65
Sub Total	$62,550.58

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$42,031,913.49

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	January 2014
Payment Date	2/18/2014
Transaction Month	7
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$42,031,913.49
Servicing Fee	$873,659.55	$873,659.55	$0.00	$0.00	$41,158,253.94
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$41,158,253.94
Interest - Class A-2 Notes	$182,445.36	$182,445.36	$0.00	$0.00	$40,975,808.58
Interest - Class A-3 Notes	$287,136.67	$287,136.67	$0.00	$0.00	$40,688,671.91
Interest - Class A-4 Notes	$105,135.42	$105,135.42	$0.00	$0.00	$40,583,536.49
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,583,536.49
Interest - Class B Notes	$55,272.00	$55,272.00	$0.00	$0.00	$40,528,264.49
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,528,264.49
Interest - Class C Notes	$41,892.67	$41,892.67	$0.00	$0.00	$40,486,371.82
Third Priority Principal Payment	$11,665,026.77	$11,665,026.77	$0.00	$0.00	$28,821,345.05
Interest - Class D Notes	$54,833.33	$54,833.33	$0.00	$0.00	$28,766,511.72
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$28,766,511.72
Regular Principal Payment	$34,649,862.67	$28,766,511.72	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$42,031,913.49

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$11,665,026.77
Regular Principal Payment					$28,766,511.72
Total					$40,431,538.49
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$40,431,538.49	$97.66	$182,445.36	$0.44	$40,613,983.85	$98.10
Class A-3 Notes	$0.00	$0.00	$287,136.67	$0.68	$287,136.67	$0.68
Class A-4 Notes	$0.00	$0.00	$105,135.42	$1.04	$105,135.42	$1.04
Class B Notes	$0.00	$0.00	$55,272.00	$1.40	$55,272.00	$1.40
Class C Notes	$0.00	$0.00	$41,892.67	$1.59	$41,892.67	$1.59
Class D Notes	$0.00	$0.00	$54,833.33	$2.08	$54,833.33	$2.08
Total	$40,431,538.49	$30.12	$726,715.45	$0.54	$41,158,253.94	$30.66

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	January 2014
Payment Date	2/18/2014
Transaction Month	7

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$398,062,606.66	0.9615039	$357,631,068.17	0.8638432
Class A-3 Notes	$420,200,000.00	1.0000000	$420,200,000.00	1.0000000
Class A-4 Notes	$100,930,000.00	1.0000000	$100,930,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Class D Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$1,011,312,606.66	0.7534458	$970,881,068.17	0.7233236

Pool Information
Weighted Average APR	4.280%	4.274%
Weighted Average Remaining Term	50.40	49.58
Number of Receivables Outstanding	49,766	48,512
Pool Balance	$1,048,391,457.06	$1,009,985,263.48
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,010,207,465.63	$973,327,579.89
Pool Factor	0.7686249	0.7404675

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,819,916.28
Targeted Credit Enhancement Amount	$15,149,778.95
Yield Supplement Overcollateralization Amount	$36,657,683.59
Targeted Overcollateralization Amount	$44,987,546.26
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$39,104,195.31

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,819,916.28
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,819,916.28
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,819,916.28

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	January 2014
Payment Date	2/18/2014
Transaction Month	7

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		183	$298,949.91
(Recoveries)		11	$8,733.04
Net Losses for Current Collection Period			$290,216.87
Cumulative Net Losses Last Collection Period			$869,951.76
Cumulative Net Losses for all Collection Periods			$1,160,168.63

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.33%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.06%	484	$10,720,586.47
61-90 Days Delinquent	0.13%	62	$1,337,094.21
91-120 Days Delinquent	0.03%	13	$311,192.93
Over 120 Days Delinquent	0.02%	8	$204,234.53
Total Delinquent Receivables	1.24%	567	$12,573,108.14

Repossession Inventory:
Repossessed in the Current Collection Period		39	$982,317.10
Total Repossessed Inventory		49	$1,261,482.77

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3034%
Preceding Collection Period			0.2574%
Current Collection Period			0.3384%
Three Month Average			0.2997%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0765%
Preceding Collection Period			0.1427%
Current Collection Period			0.1711%
Three Month Average			0.1301%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer